Annual Total Returns - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund - Fidelity Balanced Fund	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	10.37%
Annual Return 2015	0.41%
Annual Return 2016	7.01%
Annual Return 2017	16.50%
Annual Return 2018	(4.02%)
Annual Return 2019	24.39%
Annual Return 2020	22.43%
Annual Return 2021	18.28%
Annual Return 2022	(18.19%)
Annual Return 2023	21.60%